Partly-owned Subsidiaries with Material Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Subsidiaries that have Material Non-controlling Interests

Details of the Group’s subsidiaries that have material non-controlling interests are set out below:

	2018	2017
Percentage of equity interest held by non-controlling interests:
CEA Jiangsu	37.44%	37.44%
CEA Yunnan	9.64%	9.64%
CEA Wuhan	40.00%	40.00%

	2018 RMB million	2017 RMB million
Profit for the year allocated to non-controlling interests:
CEA Jiangsu	114	216
CEA Yunnan	33	67
CEA Wuhan	88	178

Dividends paid to non-controlling interests of CEA Jiangsu	56	37
Dividends paid to non-controlling interests of CEA Wuhan	—	22

Accumulated balances of non-controlling interests at the reporting dates:
CEA Jiangsu	1,471	1,416
CEA Yunnan	674	641
CEA Wuhan	1,483	1,393

Summary of Financial Information of Subsidiaries that have Material Non-controlling Interests

The following tables illustrate the summarized financial information of the above subsidiaries. The amounts disclosed are before any inter-company eliminations:

	CEA Jiangsu RMB million	CEA Yunnan RMB million	CEA Wuhan RMB million
2018
Revenue	9,313	10,523	4,559
Total expenses	9,008	10,183	4,340
Profit for the year	305	340	219
Total comprehensive income for the year	297	340	219

Current assets	1,338	379	237
Non-current assets	9,460	16,018	7,048
Current liabilities	2,116	3,213	1,634
Non-current liabilities	4,753	6,196	1,944

Net cash flows from operating activities	1,036	3,686	775
Net cash flows used in investing activities	(37)	(592)	(534)
Net cash flows used in financing activities	(991)	(3,099)	(243)
Effect of foreign exchange rate changes, net	—	—	—

Net increase/ (decrease) in cash and cash equivalents	8	(5)	(2)

	CEA Jiangsu RMB million	CEA Yunnan RMB million	CEA Wuhan RMB million	China Cargo RMB million
2017
Revenue	8,257	8,939	4,289	507
Total expenses	7,680	8,244	3,843	462
Profit for the year	577	695	446	45
Total comprehensive income for the year	580	695	461	45

Current assets	1,124	1,230	79	—
Non-current assets	9,313	16,171	7,047	—
Current liabilities	2,260	4,471	1,576	—
Non-current liabilities	4,395	6,282	2,067	—

Net cash flows from operating activities	1,491	1,230	846	—
Net cash flows used in investing activities	(588)	(274)	(156)	—
Net cash flows used in financing activities	(894)	(948)	(682)	—
Effect of foreign exchange rate changes, net	—	—	—	—

Net increase in cash and cash equivalents	9	8	8	—